Share and Other Capital	6 Months Ended
Jun. 30, 2020
Share And Other Capital
Share and Other Capital
13.	Share and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market. Additionally, 2,608,696 investor share purchase warrants were issued at an exercise price of $1.20 per common share and 243,478 broker share purchase warrants were issued at an exercise price of $1.62 per common share (note 11(a)). The net cash proceeds to the Company from the offering totaled approximately $3,900. The gross proceeds of $4,500 was allocated as $2,326 to warrants based on the ascribed fair value (note 11) and the remaining gross proceeds of $2,174 were allocated to share capital. The transaction costs of $600 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $310 allocated to the warrant liability were recorded as expense in the statement of comprehensive (loss) income.

During the second quarter of 2020, directors who were no longer on the Board redeemed their DSUs in full whereby 111,300 common shares were issued.

On July 7, 2020, the Company closed a public offering for $12,000 in gross proceeds, with the issuance of common shares and warrants, see note 21.

2019

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares (note 11(a)). The gross proceeds of $4,988 was allocated as $3,457 to warrants based on the ascribed fair value and the remaining gross proceeds of $1,531 were allocated to share capital. The transaction costs of $795 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $550 allocated to the warrant liability were recorded as expense in the statement of comprehensive (loss) income.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the Board and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan (the “LTIP”) and stock option plans as other capital in its consolidated statements of changes in shareholders’ equity (deficiency) and as operating expenses in its condensed interim consolidated statements of comprehensive loss.

The following tables summarize the activity under the LTIP and the Stock Option Plan:

	Six months ended June 30, 2020
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
June 30, 2020	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	741,116	3.61	212,000	441	912.00
Granted	—	—	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.14	—	—	—
Expired	(84,366)	15.51	—	(431)	912.00
Balance – End of period	326,400	2.03	173,000	10	912.00

	Year ended December 31, 2019
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
December 31, 2019	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13,39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of period	741,116	3.61	212,000	441	912.00

The following table summarizes the activity regarding warrants that were reclassified into equity:

	Six months ended June 30, 2020			Year ended December 31, 2019
		Weighted average exercise price
	Number	(US$)	$	$
Balance – Beginning of the period	—	—	—	Nil
Warrant liability reclassified to equity (note 11(b))	6,177,174	1.46	4,237	Nil
Balance – End of the period	6,177,174	1.46	4,237	Nil